Consolidated income statement (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Face Statements [Line Items]
Dividend income		$ 75,000,000	$ 106,000,000
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Dividend income	[1]	55,304,000,000	10,039,000,000
Reversal of impairment / (impairment) of subsidiaries	[2]	2,064,000,000	(63,000,000)
HSBC Finance (Netherlands) | HSBC Holdings
Disclosure Of Face Statements [Line Items]
Dividend income		44,893,000,000	0
HSBC Overseas Holdings (UK) Limited | HSBC Holdings
Disclosure Of Face Statements [Line Items]
Reversal of impairment / (impairment) of subsidiaries		$ 2,200,000,000	$ 0

[1]	2018 includes $44,893m (2017:nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements. This amount does not form part of distributable reserves.
[2]	2018 includes a $2,200m (2017:nil) part reversal of the impairment previously recognised against HSBC Holdings investment in HSBC Overseas Holdings (UK) Limited. This amount does not form part of distributable reserves.